Financial assets - Disclosure of reconciliation of financial assets classified at amortised cost (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in loss allowance of financial instruments
Written-off assets	€ (5,682)	€ (4,353)
Exchange differences and other	(937)	57
Gross carrying amount | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	31,848	31,168
Net additions	5,710	4,842
Written-off assets	(5,682)	(4,353)
Exchange differences and other	850	819
Financial assets at end of period	€ 32,726	€ 32,476